UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Stephen D. Lane
Title:		Chief Financial Officer
Phone:		415-284-8516
Signature,		Place,				and Date of Signing:
Stephen D. Lane		San Francisco, California	August 15, 2011
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		701,481
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
                                                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER              VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE      SHARED   NONE
ARCH CAP GROUP LTD       ORD             G0450A105  93,866    2,940,666   SH        SOLE                 2,940,666
ARCH CAP GROUP LTD       ORD             G0450A105  46,894    1,469,100   SH  CALL  SOLE                 1,469,100
DOMINOS PIZZA INC        COM             25754A201  44,198    1,751,116   SH        SOLE                 1,751,116
EXXON MOBIL CORP         COM             30231G102  58,594    720,000     SH  CALL  SOLE                 720,000
GRUPO TELEVISA SA DE CV  SP ADR REP ORD  40049J206  29,734    1,208,700   SH        SOLE                 1,208,700
HOME DEPOT INC           COM             437076102  5,332     147,213     SH        SOLE                 147,213
HOME DEPOT INC           COM             437076102  3,694     102,000     SH  CALL  SOLE                 102,000
LIBERTY MEDIA CORP NEW   LIB STAR COM A  53071M708  4,350     57,815      SH        SOLE                 57,815
LIBERTY MEDIA CORP NEW   CAP COM SER A   53071M302  75,053    875,250     SH        SOLE                 875,250
LIBERTY MEDIA CORP NEW   INT COM SER A   53071M104  35,241    2,101,444   SH        SOLE                 2,101,444
LOWES COS INC            COM             548661107  9,017     386,841     SH        SOLE                 386,841
LPL INVT HLDGS INC       COM             50213H100  55,229    1,614,408   SH        SOLE                 1,614,408
MOHAWK INDS INC          COM             608190104  31,857    531,034     SH        SOLE                 531,034
SCHWAB CHARLES CORP NEW  COM             808513105  22,720    1,381,162   SH        SOLE                 1,381,162
SEALY CORP               SR SECD 3RD 8%  812139400  46,188    604,397     SH        SOLE                 604,397
THERAVANCE INC           COM             88338T104  11,230    505,618     SH        SOLE                 505,618
VIASAT INC               COM             92552V100  68,651    1,586,563   SH        SOLE                 1,586,563
WAL MART STORES INC      COM             931142103  59,634    1,122,200   SH  CALL  SOLE                 1,122,200